Reserves for Losses and Loss Adjustment Expenses - Cumulative Paid Losses and Loss Adjustment Expenses, Net of Reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	$ 2,787.4
Reserve FX	3.3
ULAE	20.8
Liabilities for losses and loss adjustment expenses, net of reinsurance	1,168.0
Insurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	3.6	$ 3.6	$ 3.6	$ 3.6	$ 3.7	$ 4.1	$ 4.0	$ 3.8	$ 2.9	$ 0.0
Insurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	7.8	7.5	7.4	7.6	7.9	6.1	4.2	2.4	0.0
Insurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	27.6	26.6	24.6	20.9	21.5	13.0	5.8	0.5
Insurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	60.2	59.0	49.2	36.6	24.3	23.2	7.1
Insurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	173.9	164.7	168.0	216.2	212.3	26.6
Insurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	241.0	213.7	188.1	123.5	44.6
Insurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	1,376.8	412.7	218.8	61.9
Insurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	380.7	260.2	89.5
Insurance | 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	306.3	158.5
Insurance | 2025
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	209.5
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	986.9
Reserve FX	(3.1)
ULAE	4.9
Liabilities for losses and loss adjustment expenses, net of reinsurance	243.5
Reinsurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	33.0	33.0	22.9	22.7	22.5	21.8	21.6	20.2	12.0	$ 2.1
Reinsurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	39.6	38.5	38.0	34.8	52.7	52.3	47.0	45.0	$ 26.5
Reinsurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	63.4	63.0	63.9	68.3	55.2	42.7	18.9	$ 23.8
Reinsurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	35.3	34.5	34.8	36.3	37.4	35.8	$ 3.0
Reinsurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	223.6	200.4	195.1	172.8	140.2	$ 56.5
Reinsurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	349.3	353.1	370.7	305.9	$ 164.7
Reinsurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	98.6	94.0	79.9	$ 21.9
Reinsurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	41.5	36.5	$ 22.6
Reinsurance | 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	43.6	$ 32.1
Reinsurance | 2025
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses - net of reinsurance	$ 59.0